RESEARCH AND DEVELOPMENT EXPENSES:	12 Months Ended
Dec. 31, 2017
Research And Development Expenses
RESEARCH AND DEVELOPMENT EXPENSES:

NOTE 14 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended December 31
	2015	2016	2017
	U.S. dollars in thousands
Payroll and related expenses	2,282	2,956	4,152
Materials and subcontractors	520	794	611
Professional services	468	1,112	1,706
Research and clinical trials	2,568	8,613	12,457
Rent and maintenance	641	763	1,071
Depreciation	727	676	802
Share-based compensation	152	252	362
Others	175	183	331
	7,533	15,349	21,492